Supplemental Consolidated Statements of Income Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Components of Other Income (Expense) [Line Items]
Research and development costs	¥ 525,175	¥ 499,290	¥ 481,202
Advertising costs included in selling general and administrative expenses	260,068	359,458	385,500
Selling, general and administrative expenses	1,469,955	1,502,625	1,576,825
Shipping and Handling [Member]
Components of Other Income (Expense) [Line Items]
Selling, general and administrative expenses	¥ 82,708	¥ 46,196	¥ 51,757